Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of June 30,
	2025	2026	2026
	RMB	RMB	USD (Note 2)
ASSETS
Current Assets:
Cash and cash equivalents	1,446,094	645,096	95,075
Prepaid expenses and other current assets, net	748,596	5,862,326	864,000
Due from subsidiaries	50,399,981	68,307,448	10,067,272
Total Current Assets	52,594,671	74,814,870	11,026,347

Non-current assets:
Investment in subsidiaries	—	—	—
Total Non-Current Assets	—	—	—
Total Assets	52,594,671	74,814,870	11,026,347

LIABILITIES, AND SHAREHOLDERS’ EQUITY
Current Liabilities
Convertible notes	1,709,343	19,331,410	2,849,097
Derivative liabilities	14,327	1,387,028	204,423
Warrant liabilities	1,892,623	338,912	49,949
Accrued expenses and other liabilities	838,156	1,017,765	150,000
Total Current Liabilities	4,454,449	22,075,115	3,253,469

Non-current liabilities:
Investment in deficits of subsidiaries	23,446,440	15,580,803	2,296,326
Total Non-current Liabilities	23,446,440	15,580,803	2,296,326
Total Liabilities	27,900,889	37,655,918	5,549,796

Commitments and contingencies

Shareholders’ Equity
Class A ordinary shares (par value $0.005 per share, 9,000,000 shares authorized, 322,103 and 365,800 shares issued and outstanding as of June 30, 2025 and 2026, respectively) *	10,923	12,406	1,828
Class B ordinary shares (par value $0.005 per share, 1,000,000 shares authorized, 336,334 and 336,334 shares issued and outstanding as of June 30, 2025 and 2026, respectively) *	12,204	12,204	1,799
Additional paid-in capital	219,416,239	57,217,578	8,432,828
Accumulated deficit	(193,860,843)	(20,678,219)	(3,047,592)
Accumulated other comprehensive loss	(884,741)	594,983	87,690
Total Shareholders’ Equity	24,693,782	37,158,952	5,476,552
Total Liabilities and Shareholders’ Equity	52,594,671	74,814,870	11,026,347

Schedule of Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Income (Loss)

	For the Year Ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	USD (Note 2)
Operating costs and expenses:
General and administrative expenses	(775,077)	(4,967,529)	(8,549,154)	(1,259,989)
Interest expense, net	(56,424)	194,516	(3,664,937)	(540,145)
Gain (Loss) on extinguishment of convertible notes	—	(7,174,958)	139,447	20,552
Changes in fair value of derivative liabilities	—	(1,031,558)	4,285,653	631,627
Changes in fair value of warrant liabilities	8,996,341	1,952,081	1,690,872	249,204
Share of (loss) profit of subsidiaries	5,086,913	(50,992,151)	3,442,569	507,372
Net (Loss) Income	13,251,753	(62,019,599)	(2,655,550)	(391,380)
Other comprehensive income (loss)
Foreign currency translation adjustments	(233,990)	(655,869)	(2,953,339)	(435,268)
Comprehensive (loss) income	13,017,763	(62,675,468)	(5,608,889)	(826,648)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the Years Ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	USD (Note 2)
Net cash used in operating activities	—	(4,732,113)	(991,945)	(146,195)
Net cash provided by (used in) investing activities	(14,593,117)	(18,323,584)	(19,524,571)	(2,877,566)
Net cash (used in) provided by financing activities	36,011,851	535,186	19,792,215	2,917,011
Effect of exchange rate changes on cash and cash equivalents	502,599	2,045,272	(76,697)	(11,304)
Net change in cash and cash equivalents	21,921,333	(20,475,239)	(800,998)	(118,053)
Cash and cash equivalents at beginning of the year	—	21,921,333	1,446,094	213,128
Cash and cash equivalents at end of the year	21,921,333	1,446,094	645,096	95,075